Non-Controlling Interest	12 Months Ended
Dec. 31, 2023
Non-Controlling Interest [Abstract]
Non-controlling Interest
31.	Non-controlling Interest

The following table summarizes the information relating to each of the Corporation´s subsidiaries that has material non-controlling interests, before any intra-group eliminations.

As of December 31, 2022

In thousands of soles	VIVA Negocio Inmobiliario S.A.C. and subsidiaries	Red Vial 5 S.A.	Tren Urbano de Lima S.A.	Cumbra Ingenieria S.A. and subsidiaries	Unna Energia S.A.	Cumbra Peru S.A. and subsidiaries	Promotora Larcomar S.A.	Other individually immaterial subsidiaries	Intra-group eliminations	Total
Percentage of non-controlling interest	0.46%	33.00%	25.00%	10.59%	5.00%	0.61%	53.45%	-	-	-
Current assets	491,076	101,467	350,447	139,450	256,777	1,205,607	301	-	-	-
Non-current assets	181,951	320,589	703,876	10,094	659,686	813,021	13,368	-	-	-
Current liabilities	(252,577)	(71,293)	(118,709)	(115,556)	(206,111)	(1,530,113)	(86)	-	-	-
Non-current liabilities	(10,852)	(183,983)	(699,336)	(2,359)	(260,840)	(151,110)	(7,754)	-	-	-
Net assets	409,598	166,780	236,278	31,629	449,512	337,405	5,829	-	-	-
Net assets attributable to non-controlling interest	131,097	55,037	59,070	3,346	31,541	2,283	3,116	(128)	(860)	284,502
Revenues	367,276	238,043	388,811	224,216	633,792	2,454,982	-	-	-	-
Profit (los) of the year	82,887	44,119	69,250	(10,038)	63,890	(137,455)	-	-	-	-
Other comprehensive income	(7,460)	-	-	(2)	-	(21,626)	-	427	-	(28,661)
Total comprehensive income for the year	75,427	44,119	69,250	(10,040)	63,890	(159,081)	-	-	-	-
Profit (loss) of the year, allocated to non-controlling interest	51,793	14,559	17,313	(1,084)	7,090	(714)	135	(375)	380	89,097
Other comprehensive income, allocated to non-controlling interest	-	-	-	2	-	(101)	-	-	-	(99)
Cash flows from operating activities	61,317	79,113	70,345	(23,183)	167,952	(194,356)	-	-	-	-
Cash flows from investment activities	(342)	(4,227)	682	(502)	(202,080)	5,358	-	-	-	-
Cash flows from financing activities	(59,316)	(78,866)	(81,326)	(2,865)	19,515	119,538	-	-	-	-
Net increase (decrease) in cash and cash equivalents	1,659	(3,980)	(10,299)	(26,550)	(14,613)	(69,460)	-	-	-	-

As of December 31, 2023

In thousands of soles	VIVA Negocio Inmobiliario S.A.C. and subsidiaries	Red Vial 5 S.A.	Tren Urbano de Lima S.A.	Cumbra Ingenieria S.A. and subsidiaries	Unna Energia S.A.	Cumbra Peru S.A. and subsidiaries	Promotora Larcomar S.A.	Other individually immaterial subsidiaries	Intra-group eliminations	Total
Percentage of non-controlling interest	0.46%	33.00%	25.00%	10.59%	5.00%	0.47%	53.45%	-	-	-
Current assets	402,435	111,478	315,856	111,722	249,681	1,402,600	298	-	-	-
Non-current assets	176,779	253,386	761,280	7,205	683,041	780,792	13,368	-	-	-
Current liabilities	(131,714)	(85,037)	(162,002)	(88,621)	(278,239)	(1,458,759)	(52)	-	-	-
Non-current liabilities	(73,058)	(135,735)	(698,229)	(164)	(197,691)	(138,002)	(7,739)	-	-	-
Net assets	374,442	144,092	216,905	30,142	456,792	586,631	5,875	-	-	-
Net assets attributable to non-controlling interest	84,500	47,550	54,227	3,025	31,917	654	3,141	1,843	(1,945)	224,912
Revenues	220,015	215,733	413,416	205,965	682,682	2,447,501	-	-	-	-
Profit (loss) of the year	28,197	43,013	78,627	(2,889)	52,792	621	46	-	-	-
Other comprehensive income	-	-	-	(76)	-	29,859	-	(895)	-	28,888
Total comprehensive income for the year	28,197	43,013	78,627	(2,965)	52,792	30,480	46	-	-	-
Profit (loss) of the year, allocated to non-controlling interest	16,756	14,194	19,657	(315)	6,554	(377)	25	(194)	222	56,522
Other comprehensive income, allocated to non-controlling interest	-	-	-	(8)	-	145	-	-	-	137
Cash flows from operating activities	94,868	112,538	45,779	(830)	172,424	117,829	225	-	-	-
Cash flows from investment activities	(488)	(4,108)	6,683	16	(173,062)	263	-	-	-	-
Cash flows from financing activities	(29,947)	(89,096)	(90,103)	896	(60,197)	17,000	-	-	-	-
Net increase (decrease) in cash and cash equivalents	64,433	19,334	(37,641)	82	(60,835)	135,092	225	-	-	-